CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Repurchase of shares for treasury	7,400,000
Stock issued under stock-based compensation plans (in shares)	1,299,931	2,240,185	713,571
Dividends per common share (in dollars per share)	$ 1.34	$ 1.14	$ 1.08
Treasury stock
Repurchase of shares for treasury	7,416,167	6,555,672	7,927,344
Stock issued under stock-based compensation plans (in shares)	(4.1)	1.7	(3.8)
Stock issued under the Savings Plan (401(k) Plan) (in shares)	396,781	578,441	844,311